SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Operating Leases [Abstract]
2025	$ 54,879
2026	4,808,044
2027	5,156,275
2028	1,709,612
2029	1,682,172
Thereafter	20,186,064
Total future lease payments	33,597,046
Less: imputed interest	(10,304,660)
Total operating lease liabilities	23,292,386	$ 21,946,223
Finance Leases [Abstract]
2025
2026	144,356
2027
2028
2029
Thereafter
Total future lease payments	144,356
Less: imputed interest	(6,504)
Total finance lease liabilities	$ 137,852	$ 131,635